Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Revenue
Schedule of deferred revenue, by type
	March 31,
	2021	2022
Global Distribution System provider	381,736	244,101
Loyalty program	5,313	4,076
Total	387,049	248,177
Non-current	266,920	64,965
Current	120,129	183,212
Total	387,049	248,177

Summary of changes in deferred revenue

	March 31,
	2021	2022
At April, 1	357,916	387,049
Deferred during the year	229	-
Recorded in statement of profit or loss	62,060	(138,872)
Transferred to other financial liability (deposits)	(33,156)	-
March 31,	387,049	248,177